Prepaid expenses, deposits and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 1,546	$ 1,150
Deposits and other receivables	1,448	2,098
Prepaid expenses, deposits and other assets	$ 2,994	$ 3,248